SUMMARY OF STOCK OPTIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Shares, Beginning balance	3,930,000
Weighted Average Exercise Price, Beginning balance	$ 0.0052
Number of Shares, Granted		3,930,000
Weighted Average Exercise Price, Granted		$ 0.0052
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Shares, Expired
Weighted Average Exercise Price, Expired
Number of Shares, Ending balance	3,930,000	3,930,000
Weighted Average Exercise Price, Ending balance	$ 0.0052	$ 0.0052
Intrinsic value of options	$ 5,874,475	$ 6,267,475
Weighted Average Remaining Contractual Life (Years)	9 years 3 months 21 days	9 years 9 months 21 days